CASH AND CASH EQUIVALENTS - Market Risks (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Nature and extent of market risks
Percentage of reasonably possible change, interest rate risk	1.00%
Interest rate risk | Cash and cash equivalents
Nature and extent of market risks
100bp increase	R 15.0	R 25.0
100bp (decrease)	R (15.0)	R (25.0)